INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Net operating loss carryforwards in the PRC	$ 2,732,507	$ 2,315,793	$ 415,533
Allowance for doubtful accounts	131,775	29,129	1,245
Less: valuation allowance	(1,500,000)	(1,230,000)	(800,000)
Continuing Operations [Member]
Net operating loss carryforwards in the PRC	2,732,507	2,315,793	415,533
Net operating loss carryforwards in the U.S.	1,508,215	1,234,789	754,502
Allowance for doubtful accounts	131,775	29,129	1,245
Less: valuation allowance	(4,372,497)	(3,579,711)	(1,171,280)
Deferred tax assets, net	0	0	0
Deferred tax liabilities:
Capitalized intangible assets cost	42,746	46,386	45,146
Deferred tax liabilities, net	42,746	46,386	45,146
Discontinued Operations [Member]
Net operating loss carryforwards in the PRC	2,595,919	2,595,919	3,802,496
Allowance for doubtful accounts			20,190
Less: valuation allowance	(2,595,919)	(2,595,919)	$ (3,822,686)
Deferred tax assets, net	$ 0	$ 0